Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Schedule of changes in property, plant and equipment

				Construction
				in progress for
			Furniture,	property, plant
	Leasehold	Plant and	fittings and	and
	improvement	machinery	equipment	equipment	Total
As of December 31, 2019	$530	$1,176	$1,421	$84	$3,211
Purchase Price Allocation	—	44	63	—	107
Additions	123	1,561	1,303	473	3,460
Transfers	—	368	124	(492)	0
Disposals	—	—	—	—	0
Translation differences	6	244	383	11	644
As of December 31, 2020	659	3,393	3,294	76	7,422
Additions	3,147	4,836	1,180	1,319	10,482
Transfers	92	200	(63)	(597)	(368)
Disposals	(569)	(21)	(495)	—	(1,085)
Translation differences	(6)	(373)	(325)	(45)	(749)
As of December 31, 2021	3,323	8,035	3,591	753	15,702
Amortization and impairment
As of December 31, 2019	93	202	175	—	470
Depreciation for the period	114	493	458	—	1,065
Disposals	—	—	—	—	0
Translation differences	—	33	80	—	113
As of December 31, 2020	207	728	713	0	1,648
Depreciation for the period	238	1,069	727	—	2,034
Transfers	1	(128)	59	—	(68)
Disposals	(370)	(11)	(69)	—	(450)
Translation differences	(1)	(55)	(102)	—	(158)
As of December 31, 2021	75	1,603	1,328	0	3,006
Net Book Value
As of December 31, 2021	3,248	6,432	2,263	753	12,696
As of December 31,2020	$452	$2,665	$2,581	$76	$5,774